Net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share
Basic and diluted net income per share for the year ended December 31, 2020, 2021 and 2022 are calculated as follow:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net income (loss)	884,158	583,499	(486,656)

Numerator for basic and diluted net income (loss) per share	884,158	583,499	(486,656)

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B ordinary shares outstanding	227,081,238	238,198,117	241,437,842
—Diluted effect of share options	8,076,339	497,861	—
—Diluted effect of restricted share units	3,474,036	3,094,467	—
Denominator for diluted calculation	238,631,613	241,790,445	241,437,842
Net income (loss) per ordinary share
—Basic	3.89	2.45	(2.02)
—Diluted	3.71	2.41	(2.02)
Net income (loss) per ADS*
—Basic	3.89	2.45	(2.02)
—Diluted	3.71	2.41	(2.02)

*	Each ADS represents one Class A ordinary share.